Exhibit 99.3

Recovco ID	Loan #1	Project Name	State	Original Option Amount	Option Investment Date	Occupancy	Purpose	Overall Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)
TTOHUEU5QK5	9001	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
21UJD03TLXS	9002	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

												The Asset Verification is missing."
VIB31202QU1	9005	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
OMSGVVCA2B4	9007	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
SQLKQVVJNEB	9013	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
DU1L05FG2XC	9015	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
MHIF2SHC1BX	9030	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Report contained in the file is a HouseCanary Exterior and Interior Inspection Evaluation Report."
* Missing Verification of Assets (Lvl 1)     "The Verification of Assets is missing."
												* There is no Inspection Report in the Loan File (Lvl 1) "The Inspection Report is missing."
OBQJCPCIYBF	9033	UNSN 2023-2	South Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Report is a Desktop Valuation with Inspection.QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- C3 condition grade, year built is 2016."
HDVTGN5CFRA	9039	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable				* Property Issues indicated (Lvl 1) "Appraiser stated owners bathroom ceiling and walls need painting. E: $210."
QDXA2NWYW13	9040	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
0BWSZOPP24G	9044	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. The HouseCanary Evaluation provided includes review of the third-party property inspection and photos to determine the appropriate condition grade 3."
* Missing Verification of Assets (Lvl 1)     "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the review file."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Home Inspection Report was not provided. The SOW guidelines allow a HI waiver when criteria are met. The property meets all criteria: property type is PUD, condition grade is C3, year built is 1998."
JEPHHGEOX1F	9050	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "There is no verification of assets in file.
												QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder, paystub and W2."
NS4PLRWUNI0	9051	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
WDCIJGV5H3D	9052	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
FXT1JWUWC1L	9057	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
5UDDUFVMF4F	9062	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable
VJRKUT5BW3W	9063	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "Asset verification is missing from the audit review file.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report located in file and does not meet guideline criteria for a HI waiver; subject is not a PUD, condominium, or townhouse.
												QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria for condition grade C3."
NSQPLTBFS2P	9065	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Investor [3]	Further Advances	1: Acceptable
UYBBPSEXHEL	9066	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
XTPG0BA353R	9078	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
4NI0OS52JNE	9080	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
WK0APSQ4SNJ	9086	UNSN 2023-2	Ohio	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
V2OBZ4SPPCH	9089	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
												Income verification was provided in the audit review folder."
QWCFPTTZ5EQ	9091	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No Asset verification provided.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "No home inspection provided in file.QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- C3 condition grade and ear built is 1985."
1FD1GVIMLYC	9097	UNSN 2023-2	Ohio	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
CMIPYH12PV2	9100	UNSN 2023-2	Ohio	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Appraisal Documentation is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- C3 condition grade, year built is 1995."
SPUKDBWDJQD	9102	UNSN 2023-2	Ohio	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
AZRXJ5JOB4Y	9104	UNSN 2023-2	Ohio	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
1WSWPA3MW3I	9107	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No verification of assets provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is C3, property type is PUD, property was built in 2010

												Inspection report not provided in file."
WOBPT0OMML1	9110	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
UQP0OI45OZT	9124	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No Asset documentation provided in the audit review file.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Home Inspection Report is missing from the audit review file. Guideline criteria for a HI waiver not met; Appraisal condition must be C3 or greater. The file Appraisal dated 7/22/2021 reflects a C-4 condition grade.
												QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets GL criteria with a PUD property type built in 1995."
XC3KF2PF4TP	9125	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable
5KORCNJOX5D	9134	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
JXKVKSVNME3	9137	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
J11PDWMTS0S	9140	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
IF2S5G4GXWW	9150	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
D221MZBIMFA	9158	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YSGDMUPWPUS	9159	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
CM5Z4TDTJ24	9162	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
CFSJNP2R30C	9165	UNSN 2023-2	Michigan	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
B0Q4KGPIER1	9172	UNSN 2023-2	Michigan	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
IR0PMNCKDGA	9178	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Asset Documentation not found within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "missing the Property Inspection Report.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- condition grade is C3, effective age is 20 years."
YUR0SQER4AV	9179	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
Y4RE2UPZWFQ	9183	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No asset verification provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "An inspection report was not provided.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- Subject property condition grade is C3, with effective age of 18 yrs."
GS1IXILWA5T	9190	UNSN 2023-2	Indiana	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met-Condition grade is C3, property type is Condo, property built in 1999

												The Property Inspection Report is missing."
YDIXSFA0RJ4	9191	UNSN 2023-2	Indiana	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No asset verification provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C2, property type is PUD, built in 2018

												There is no inspection report in file."
E4WFCSE1DIY	9195	UNSN 2023-2	Indiana	xxxxx	xx/xx/xxxx	Secondary [2]	Other	1: Acceptable
M0ZZ4SL4Y3D	9196	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection"
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
-- Missing docs:  Document or proof of assets not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is PUD, condition grade is C3, built in 2019

												-- Missing docs: Home Inspection Report not located in the library of imaged documents."
233KPARDQIQ	9200	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
5ZM4UDSC4P2	9207	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. The HouseCanary Evaluation includes review of the third party property inspection and photos to determine the appropriate condition grade 3."
* Missing Verification of Assets (Lvl 1)     "Informational only.  Asset verification is missing from the audit review file.  Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Property Inspection Report was not provided in the audit review folder. Per the Lender/Client update to SOW, Exhibits 1-2, the subject property meets all criteria for a PI waiver: Condition grade is C3, property type is PUD, year built is 2003."
K5JMBVVEADX	9216	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Property condition grade is C3."
TXLSDSGOLUG	9220	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
ZRXFCCWVMFY	9224	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing Asset verification.
QC 8/27/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file."
												* There is no Inspection Report in the Loan File (Lvl 1) "Property Inspection is missing. QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria: property type is PUD, year built is 2002."
VNPTVSUC0GO	9225	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
G03DBOCXRPA	9226	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Documentation is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD,C3 condition grade, year built is 2016."
2CSKYNPTX0I	9230	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, year built is 1988."
SS44QIITEIH	9231	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "Missing Asset verification.
												QC 8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
ZN5HBZYGI5I	9234	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable				* There is no Inspection Report in the Loan File (Lvl 1) "Home Inspection not required. Appraisal Condition is C-3. Property Type is PUD. Property has an effective year built of 1997. (After 1980)."
RTD5E0YWDUI	9235	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
PZHFX2MYJRR	9236	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
WS2XMR1DTFB	9238	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
TJ1VDPBOFLI	9242	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
X4P51C31KED	9244	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
HDJBVIXURDQ	9253	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
IBI2PQQBAEH	9258	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
LP520LLNPER	9259	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
YUQSYVIHGSE	9261	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
UJCCXVAOAKO	9265	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
MGXGGY3YLPH	9266	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
35THGSLZFL2	9267	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
LIQCH5ZKBS3	9268	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
3NPR455HOTR	9269	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
SCUQFUY5LDM	9270	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
31XFO1XIGZ4	9271	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
O5DWYEBUR1X	9274	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
YCJDA542W1R	9275	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YQYGTWS3RMR	9281	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
ZNU10OULWVQ	9286	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
2ELA5UCH5PG	9291	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
A3BIVI5K512	9292	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
KY05JOTMWO3	9295	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
1A4PLVA4RL5	9297	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
CLIVFXPVB3X	9299	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
P15TMF3FFBO	9304	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
SNI3HKA0H4S	9309	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
2TQUDIP2JGK	9313	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
QVP4GO5LFC5	9316	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
XM134CRPETF	9317	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
QNQL0JAE1DF	9318	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
4YZEKCANYNF	9320	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
GQZKPWPSIH2	9324	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
153RME2CZES	9328	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
UBRQ4MSH4QE	9331	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
EUT5WATXBAD	9337	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable				* Property value and predominant value vary by more than 50% (Lvl 1) "The Appraisal contained in the file dated 07/13/2019 has an "as is' value of $xxx,xxx, with a one-unit housing range of $300,000.00 to $7,500,000.00 and a predominant value of $1,050,000.00."
3HO3SN45GSS	9354	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
WRUX0Q32CTK	9356	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
FIGQ3CDBSCA	9357	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
MGPBBQMNY2I	9361	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
0UJKW0VSZJR	9366	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Investor [3]	Debt Consolidation	1: Acceptable
BAOQT4RUPLA	9368	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property was built in 1983

												The Property Inspection Report is missing."
2TLKVBPDH4C	9375	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Verification of assets was not provided.
QC 8/26/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing property inspection.

												QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: The subject meets GL criteria for condition grade C3 and property built year 1991."
E2ETKWCQEON	9377	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Appraisal missing from imaged documents. Not located in the library of imaged documents.

08/24/2023 QC Comments:  The Appraisal document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "-- Missing docs:  Asset Verification missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Home Inspection missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, condition grade is C3, built in 2004."
MUSOU4MXP1G	9380	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
5BUZEOUR23H	9385	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, C3 condition grade and year built is 2001."
SKTJDM4OADT	9388	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
FLF55BMBRKH	9389	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "-- Missing docs: Asset Documentation missing from imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Home Inspection Documentation missing from imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- condition grade is C3."
CJGEJTSEKAZ	9390	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
5XBIYPREV4W	9394	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
JVQWM4MFH40	9395	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
LFJQMYFX540	9396	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
BWMJLIYSXCA	9397	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
4R1NM2KVSE1	9398	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
3IDQUPL5KZQ	9402	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
AIMLWFHJ3RH	9403	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
G0DAOZ3ELSA	9410	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
5K3X3E4R4CD	9411	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
42PYWLPZT4G	9414	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Not Applicable	1: Acceptable
LJX0DCOHPEX	9416	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
3OBHDFTDPVF	9417	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
UOBYNVFZFHL	9419	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
SFPYTP2U0YQ	9420	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1) "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, C3 condition grade, year built is 1993."
RCSVBBATVUW	9425	UNSN 2023-2	Minnesota	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
CONHWRXLGPD	9431	UNSN 2023-2	Minnesota	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
VRUZUUOY2UJ	9434	UNSN 2023-2	Minnesota	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
LXWYWPMGW1M	9435	UNSN 2023-2	Minnesota	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YI5BLNHOEKE	9436	UNSN 2023-2	Minnesota	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
VF3HDM0XEDY	9450	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
VEPICDYWCLO	9457	UNSN 2023-2	Tennessee	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "-9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

- Missing docs:  Asset documentation not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3
												-- Missing docs: Home Inspection not located in the library of imaged documents."
4B32DBGYFTU	9461	UNSN 2023-2	Tennessee	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: The subject property meets 2 requirements; condition grade is C3, year built is 1998."
ZNIRPT11LZC	9470	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

												The Property Inspection Report is missing."
NBL4LP1V5RF	9472	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
N1NHCDKWMZY	9474	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing Asset verification.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met for condition grade of C3."
JUPNJET35LQ	9475	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
2NHIT0DA2P5	9479	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
4DZXOMPV4M4	9480	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing Asset verification.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Property Inspection report was not provided in the audit review file and Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met for condition grade of C3."
Y0WUIFQSQMQ	9482	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is  C3

												-- Missing docs: Property Inspection Report missing from imaged documents."
I0D05DFEVUW	9483	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
ANE2UJKCIYQ	9484	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Missing proof of Hazard Insurance within the imaged documents.
8/27/23: Exception grade changed to informational only. Per SOW and ex.1-2, as of 5/2021, evidence of active hazard insurance coverage was not required"
* Missing Verification of Assets (Lvl 1)     "Asset verification was missing from the review documents. The Guidelines require asset verification.

8/27/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "A Home Inspection Report was not found within the provided review documents. The property is not a PUD, condo or townhouse.  It was noted that the Appraisal condition comments detail  extensive interior and exterior renovations to the subject in the last year, and the Option Investment terms approved include a CLTV of 52% and FICO score of 784.

8/27/23: Exception grade changed to informational only; the property was built in 1996 and has a C3 condition rating.
Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SOW, if the file is dated post May 2021 and the property meets any one of the three criteria below, it qualifies for a home inspection waiver:
- Property is a PUD, Condo, or Townhome
- Built in 1980 or newer
												- C3 or better condition"
E0FHYX0VFPK	9485	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
TMN3MUS2M0K	9486	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
XTCLNTBYUYX	9488	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Desktop Valuation with Inspection provided.

08/23/2023 QC Comment:   The Appraisal document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Asset Documentation Missing from imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing Home Inspection. QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- year built 2002."
4PJEXPVYAWZ	9489	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
4LNROP2WM0K	9491	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "'9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Asset Documentation not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1989

												'-- Missing docs: Property Inspection Report not located in the library of imaged documents."
KOBILG3KKZS	9494	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

The Asset Verification is missing"
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade Is C2

												The Property Inspection Report is missing."
ZW0N5DJC3ZD	9499	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YB5WSAB0DRG	9502	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
1LMQQ0NPQLJ	9503	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable
DULJPZ3UBMW	9506	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
MWPYVLR1BCV	9508	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

												The Property Inspection Report is missing."
ABDLUMGMILZ	9512	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing assets verification.
QC 8/26/2023: Finding is downgraded to informational only.  Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.”
Income verification is provided in the audit review file."
												* There is no Inspection Report in the Loan File (Lvl 1) "No inspection provided in report. Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets 2 GL criteria, condition grade is C3 and property built in 1998."
YWCGIDXVANB	9513	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
POPD2MNX0A0	9515	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
LDU5FOZOUF3	9516	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2  for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Property condition grade is C3."
RSXJ0RRNJCV	9520	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
GZAVF33JID5	9526	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
UZNAQJXWZ5R	9530	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
KAFLNASU5L3	9534	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable				* There is no Inspection Report in the Loan File (Lvl 1) "Informational only, auto generated. PI not provided or required for C1 condition and property is new construction, completed within 12 months of closing. Municipality Occupancy Cert dated 8/19/2019 provided."
1OSX4OVGGOP	9537	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
TN34WVEUH1D	9539	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable	* Closing Statement Missing or Not Executed (Lvl 1) "The final Settlement Statement reflecting the disbursement date with final figures is not provided with the audit review documentation.
												QC 8/28/23: Downgraded exception to informational only. Per Lender response 8/25/23, the Closing Agent Invoice dated 5/29/2019 is acceptable in lieu of a FSS dated at or after disbursement of proceeds."
WB5NAYS0BHN	9540	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
QK2OU3R3WJ1	9543	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Asset verification is missing from the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

												The Home Inspection is missing from the audit review folder. Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse."
PKI1DWZL3FH	9544	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
ORFASPDPD4Y	9547	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
2BV3TEHUHGL	9549	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
SWIKZ23XO2B	9552	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
NBOGZ5QQULZ	9553	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
VQTWF0BKPG5	9554	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
QMVV1LSLLJA	9558	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable				* There is no Inspection Report in the Loan File (Lvl 1) "Informational only, auto generated. An inspection was not provided and not required for the HB purchase transaction. Additionally, would not be obtained for the new construction property."
XIET0AIYJBJ	9565	UNSN 2023-2	New York	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
LSMYKMS1HOX	9587	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: transactions post May 2021 require income OR asset verification."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.

												QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets all GL criteria, a PUD property type, C3 condition grade and built in 2016."
CQCF5TGBRKC	9591	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, year built 2017."
VJQMTNPCWJV	9594	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Asset Verification missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per Unison this is a hybrid appraisal and acceptable to Unison.

The Verification of Assets and Property Inspection Report are missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property type is PUD

												-- Missing docs: Property Inspection Report missing from imaged documents."
DGIGZNADMUS	9595	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Asset verification is missing from the audit review folder."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Property Inspection Report was not provided in the audit review folder, however, the subject property meets guideline criteria for a waiver: Condition grade is C3, property type is PUD, year built is 2005."
HDDV3HJLOU3	9596	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is C3, property type is PUD, property built in 2002

												-- Missing docs: Home Inspection Report missing from imaged documents."
U2S3IOFL43E	9598	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "Informational only.  Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.
												subject property meets HI waiver for property type; property is an attached PUD. Note the Appraisal condition grade is C4."
0RTSETEDIE5	9600	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
PQNZCI1DXSP	9603	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
J3CVOJYR3FA	9610	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
VQDDIYG5F5D	9611	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
RRL4BOVP1LC	9624	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
LBJ2T1T0L5S	9626	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per Unison this is a hybrid appraisal and acceptable to Unison."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property built in 1999

												-- Missing docs: Home Inspection Report missing from imaged documents."
V3SLHIN2TZA	9627	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
JIFKKKP3A4C	9632	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
YQK0VPRHYQL	9637	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
XRZARSVJCB3	9640	UNSN 2023-2	Delaware	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
Z421ENTZI0D	9643	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
VAOA4OKFENP	9646	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
3R1HF3LJYCR	9651	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
FIYCKTNSSVW	9654	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1981

												The Property Inspection Report is missing."
QOXSYWMDUL0	9658	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No Asset verification provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "There is no inspection report in file.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- Subject property type is PUD, condition grade is C3, with year built is 2013."
2QEXJWCBKH5	9659	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Application missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents. Asset Documentation Missing from imaged documents. Appraisal 1004 missing from file. What is in file is a Desktop Valuation with Inspection. Missing Home Inspection.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Property Inspection Report missing from imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 2010."
XZ55C0SMRH0	9664	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No asset verification provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C3, property type is PUD, built in 2001

												No inspection report provided."
XY1UW0TKZEG	9675	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Verification of Assets missing from imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property built 1984

												Home Inspection Report missing from imaged documents."
RLCN5DO3TF5	9685	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
Y1ZDNRS4R2H	9687	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable
2OFDPY00KWD	9688	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
G34E4MQNRD1	9689	UNSN 2023-2	Arizona	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No Asset verification provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C2, property type is PUD, built in 2018

												No Inspection report provided."
R4YAR0PTBOL	9696	UNSN 2023-2	Oregon	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
KQCH3U2TFIO	9698	UNSN 2023-2	Oregon	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
IPO4HAT1XG4	9700	UNSN 2023-2	Oregon	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
0CVPGTL1A0D	9711	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable				* Missing Verification of Assets (Lvl 1) "No verification of assets provided." * There is no Inspection Report in the Loan File (Lvl 1) "No inspection report provided in file."
IG2BYZJFWLU	9712	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 2005."
2VHBJ2CC1D3	9714	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
CVD1AF3AKOH	9717	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
STJKPCTD4MP	9718	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
DMWEYNM1P1K	9720	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Standard Appraisal (1004) missing from imaged documents. What was provided was a Desktop Review with Interior Photos. Not located in the library of imaged documents.

The Appraisal Document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "-- Missing docs:  Documented Assets missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs: Home Inspection missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, year built 2006."
NX3E332HJQQ	9723	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
DDYTGHLHUAE	9725	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
JAYYFPRM1XU	9727	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No verification of Assets located within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
												Income verification was provided in the audit review folder."
00LK0ZNFYZY	9728	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- year built is 1984."
FCSBQT2NBKV	9730	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The non-standard Valuation provided dated 11/29/2021 is a House Canary Agile Evaluation- Exterior and Interior Report.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "No asset verification provided in documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
												Income verification was provided in the audit review folder."
SABIT5J1RE3	9731	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The verification of assets is missing from the review file. QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
												Income verification was provided in the audit review folder."
1VOHOPIOIK0	9732	UNSN 2023-2	Nevada	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YZ02HZUHZ2X	9745	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
1PKR0FLF1Y4	9754	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No verification of assets provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property was built in 2003

												There is no inspection report in file."
E5RDB35AFY0	9759	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
FKRM3OEU511	9760	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is Condo, built in 2010

												The Property Inspection Report is missing."
3BGJTET2HPT	9761	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per Unison this is a hybrid appraisal and acceptable to Unison.

The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property built in 2000

												-- Missing docs: Home Inspection Report missing from imaged documents."
GE1HGQK1DSZ	9763	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Employment Verification Missing or Unacceptable (Lvl 1) "File did not contain income or employment verification.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.

Assets iao $12,499.11 were verified with page 1 of a personal checking account statement."
* Income Verification Missing or Unacceptable (Lvl 1)     "Missing income verification documents.

QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
												Assets iao $12,499.11 were verified with page 1 of a personal checking account statement."
NDACA5OEDFG	9766	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
JTXCVBAHXJY	9771	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
DTRP2BNS2BC	9772	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
QAAMW515NNL	9774	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
QWJRROTC1FZ	9777	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
QSUTMMMFII2	9781	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
5I12YRH3RHI	9785	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
V3B1GG0PE0O	9787	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
EKES3FR3GIT	9789	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
SECINADOM1W	9790	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
YMRZDO0IGD1	9794	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
1ZDHRQVTGMW	9795	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
E0QJVWA1YFS	9801	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
AYSORGAK1YW	9804	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
YCUCCVGP5VG	9808	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
DU145NURYU0	9815	UNSN 2023-2	Utah	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, condition grade is C3 and year built is 1993."
XRGSL21CX4G	9819	UNSN 2023-2	Utah	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "There was no asset verification provided in the review folder.

												8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
RS321AOP142	9823	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
UUB33WWJGYS	9826	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
PE4HQ2M2H1M	9830	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
YUWJBIGKPRU	9835	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
ZGHGHFQOFKN	9837	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
140KT2QUROA	9844	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
Y0OAV2JBVOB	9845	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
DLXMVSERING	9846	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
PEWSUSO3UHD	9857	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
MXOEEAUQWFR	9858	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
MECQNJIFGKW	9861	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
YNBJX11JBKW	9864	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
W23XS0AYIC3	9873	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
XPKWB54R5GU	9874	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
B3XL1QYHM1R	9875	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
N2QYYW0PUNP	9879	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
A2KQP2NE2DP	9880	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
ZAHMYHSP4LN	9886	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
R1OLAZPSFAR	9893	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
WDOWTPRNWA2	9894	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
KDGQFHCHWS3	9897	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Property Issues indicated (Lvl 1) "8/27/23: Downgrading to info only finding. Per Client response on 8/25/23, a DMA Addendum was not required for this transaction: " the closing instructions must have been generated incorrectly, our database shows 0 DMAs for this file"

The Closing Instructions required an executed Deferred Maintenance Agreement at closing. The DMA was not found in the review file.  Note the Property Inspection on 9/26/2019 identified the following repair issue items:
- updates and modifications have been made to the home in particular, a 2nd story addition has been constructed, recommend questioning homeowner to determine if any permits were required and if so obtained.
- deterioration of wood/trim in multiple areas of the exterior of the structure, contact a qualified contractor to evaluate and make recommendations for repairs to limit deterioration to barge rafters and rafter tails.
- water heater is functional, although permit states is 17 years old, and past the 8-12 year typical life expectancy.
- areas under the bathroom and kitchen should be monitored for signs of deterioration in the galvanized piping.
- repair deteriorated window.
- exterior siding needs caulking, exterior painting is needed.
- gutter system has deteriorated as result of bird dropping accumulation, recommended  a qualified repair person make needed repairs and clean the gutters.

08/23/2023 QC Comments:  The Closing Instructions (page 75 of the Funding Package) required an executed Deferred Maintenance Agreement at closing. The DMA was not found in the review file.
												-"
AG3SUTMP4S2	9900	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
5ZAY3FNVQAF	9908	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
XOSOX2KGHZN	9909	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
ERIRKAKWDRE	9916	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
KY2A1SDO0V4	9919	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Loan Review	1: Acceptable
P2Q0LXRTAZ3	9920	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
OUUERIVLG3S	9926	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
ALAIDJT5AVN	9928	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
VYFZ12BSD4R	9936	UNSN 2023-2	Missouri	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
RAQGTOGJ0TB	9937	UNSN 2023-2	Missouri	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
KO2O0KCH5AY	9939	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Further Advances	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Report in the file is a HouseCanary Agile Evaluation.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- year built is 1984."
ZNZDYIFQ4O1	9942	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
SJY1NVCCWTJ	9943	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Missing docs: Appraisal missing from imaged documents. What is provided is a valuation estimate and not considered an Appraisal.
The Appraisal document is a HouseCanary Agile Evaluation.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing docs: Missing Asset Documentation.  Not located within the provided imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing docs: Missing Home Inspection
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- C3 condition grade, year built is 2006."
13UWYJSHMX3	9949	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.

QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, condition grade is C3, year built 2016."
LKRQMCOXPHX	9950	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "A Desktop Valuation with Inspection was provided.
QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Documentation of Assets missing from imaged documents.

08/23/2024 QC Comment: The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Home Inspection missing from imaged documents.  SSN from client data verified against Credit Report provided.  Not located in the library of imaged documents.

08/23/2024 QC Comment:  The Home Inspection report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, year built 1985."
BWHMH115UIY	9951	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
IWCF2OYBW4I	9957	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is Missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder for A1, pay stub and W2."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 1982."
55A2TUHPAL1	9963	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
C2ZBI0ASA1B	9964	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
GPVD2TLCEUT	9968	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Asset verification is missing from the audit review folder."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Property Inspection Report was not provided in the audit review folder, however, the subject property meets guideline criteria for a waiver: Condition grade is C3, property type is PUD, year built is 2000."
MTJ5PQCBOYX	9972	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No verification of assets provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, income OR asset verification is required for approval, not both.
Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: property type is PUD, condo or townhouse, condition grade is C3 or better, property built after 1980 or effective date = 20 years or less.
												The Appraisal cites a C-3 condition grade C-3 and year built is 2016."
TZ2U5M3PJ1S	9973	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. A Desktop Valuation with third party Exterior/Interior Inspection was provided, used for value."
* Missing Verification of Assets (Lvl 1)     "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file."
												* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Home Inspection Report was not provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: subject property year built is 1982, after required 1980, no other criteria met."
3NIT4VIW3GP	9975	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
IIDQ1QARKJ1	9977	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
COZ4RH2TLZA	9978	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing docs:  Asset documentation not located in the library of imaged documents.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing docs:  Home Inspection Report documentation not located in the library of imaged documents.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 2011."
CM4JZMRKK33	9979	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- property type is PUD, C3 condition grade, year built is 2017."
MWF3FLGARJV	9981	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing"
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1989

												The Property Inspection Report is missing."
E5MZ1KN5GUN	9990	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
UZRKEOHPCES	9994	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
PNSLLTGVLFJ	9998	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Purchase	1: Acceptable
ARTHQDG1S2W	10000	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	1: Acceptable
TJO1V1KCBRS	10002	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No asset verification provided."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "No comp photos provided.
The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property was built in 2018

												The Property Inspection Report is missing."
WNGO2BTMSDP	10008	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Investor [3]	Purchase	1: Acceptable
GGMIYGVRRQX	10010	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Other	1: Acceptable
VI0UGRLNVKC	10013	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
OWFN50TH20M	10016	UNSN 2023-2	Virginia	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
JG4UDDH15AJ	10020	UNSN 2023-2	Massachusetts	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	1: Acceptable
30KGNOAQI5J	9032	UNSN 2023-2	North Carolina	xxxxx	xx/xx/xxxx	Primary [1]	Other	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Auto-Generated Alert - G2 warning only. Co-Applicant's median credit score is 457. Approval based on Applicants Credit Score of 710.
8/30/23: Note joint credit report in file, income verification provided for both Applicants."	* Missing Verification of Assets (Lvl 1) "No Asset information provided.
QC 8/30/23: Updated exception grade to G1,  informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "An Inspection was not found in the file.
QC 8/30/23: Exception for missing income verification updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 2005."
QTJ2SIFF03M	9054	UNSN 2023-2	Illinois	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Full appraisal required. Form Type (Lvl 2) "9/6/2023 QC: Downgraded Appraisal form exception to 2, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.

The Appraisal dated 2/17/2022 is made for another Lender/Client for a refinance transaction. There is no evidence that the appraiser re-assigned the report or that the Appraisal complies with USPAP and AIR standards. Also noted that the file copy of the report is poor and appears to have been provided by the Homeowner."	* Missing Verification of Assets (Lvl 1) "-- Missing docs: Asset Verification missing not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Property Inspection Report missing not located in the library of imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met, property type is PUD, condition grade is C3 and year built is 2005."
RCVDGY3HWYW	9181	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2) "Missing valid credit report, unable to validate the qualifying FICO score and if guidelines are met. The file Credit Report references a SSN# and DOB that do not match the Applicant’s. It appears two bureaus were run for a non-owner and non- applicant family member with the same name as the Applicant. The Credit Report reflects SSN xxxxxxx and DOB xx/xx/xxxx; the Application SSN# is xxxxxxx and DOB is xx/xx/xxxx.

08/23/2023 QC Comments:  Pages 2 and 3 of the Credit Report Source of Information Section reflect a different DOB and SS# for the 1st Applicant.

											9/26/23 - Per Client - one of the credit scores on the credit report matches the applicant's SSN. I have updated the representative score field to be 667 as that was the valid score from the credit report. I've also attached the credit report to this email for your ease in reviewing."
TILCRFNW0OU	9306	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	2: Acceptable with Warnings			* Missing flood cert (Lvl 2) "The Appraisal indicates the property is in Flood Zone xx per map# xxxxxxxxxx dated 9/26/2008 but evidence of flood insurance coverage was not found in the review file. A flood cert was not provided to validate or dispute the appraisal information."
3N2A5IPQ5PX	9343	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Quality of Appraisal Report Unacceptable (Lvl 2) "9/6/2023 QC: Downgraded exception to 2, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.An ineligible property valuation was used.

The Appraisal was obtained for another Lender/Client and there is no evidence the valuation was assigned to the current Lender for the subject transaction. The attached cover page is addressed to the homeowner to provide a courtesy copy and further states:
“You may not share this property valuation with any other party…valuation document was prepared at the Bank's request and only for its own internal lending purposes, this document should not be relied upon in making any decisions concerning the condition or value of the property or for any other uses …appraisal was performed at the request of the Bank. The appraiser is not required to discuss the appraisal or its contents with anyone other than the Bank.”
											An OAV Addendum was not required at closing."
SLXM2NI0DJC	9360	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2) "Unable to verify if the qualifying FICO meets guidelines. The review file Credit Report (Page 4) states the Applicants Date of Birth is xx/xx/xxxx with the last four digits of the SS# are xxxx.
The Application states the last four digits of the SS# are xxxx and the Date of Birth is xx/xx/xxxx.   The Credit Report in the review file appears to be associated with a non-Applicant, non-Owner and non-Occupying family member.

											09/27/2023 New Credit report received dated 09/27/2023 reflecting all three scores for the correct Applicant. Credit Scores, Debts and DTI updated. Original Credit Reports (08/14/2019 credit report and 09/17/2019 credit supplement) were invalid at the time of origination."
ROUV5WC544H	9500	UNSN 2023-2	New Jersey	xxxxx	xx/xx/xxxx	Primary [1]	Other	2: Acceptable with Warnings	* Missing flood cert (Lvl 2) "The subject property is located in Flood Zone xx, verification of flood insurance coverage was not provided in the audit review file nor was a flood or elevation cert as evidence the property is not in a flood zone."	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation Report. The Appraiser references review of a property condition report, but the Report is not attached or provided in the audit review file.

QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing proof of hazard insurance (Lvl 1)     "Per Client, as of 5/2021, evidence of hazard insurance was not required."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Home Inspection is missing from the audit review folder. Note the Appraiser comments that the C-2 condition grade is based on review of the property condition report, but a condition report is not attached to the Desktop Valuation or provided in the audit review file.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
												Criteria met- C2 condition grade, year built is 2009."
XH5LYKK3MOJ	9638	UNSN 2023-2	Pennsylvania	xxxxx	xx/xx/xxxx	Primary [1]	Refinance	2: Acceptable with Warnings	* Closing Statement Missing or Not Executed (Lvl 2) "9/7/2023 QC: Downgraded exception to 2, warning only. Per Lender/Client on 9/6/2023, a final file copy of the Settlement Statement is not required if figures for disbursement match.
The initial Title Closing Statement Invoice dated 7/10/2019 reflects an Investment Payment amount that corresponds with the closing instructions and no consumer debt payments are reflected and none was required to be paid with proceeds.  Note the closing instructions and final Investment documents dated 7/2/2019 were executed by the Homeowner on 7/12/2019. The date of disbursement is unknown.

											Review: The final Settlement Statement with final figures and funding confirmation is missing from the file. Note the Unison Closing Statement and Title Invoice provided are dated prior to the Applicant signing date."
0DQ15TKZ1XB	9792	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	2: Acceptable with Warnings			* Missing flood cert (Lvl 2) "There is no evidence of flood insurance coverage contained in the file. Both appraisals reflect the subject property is in a FEMA Special Flood Area (FEMA Flood Zone xxx). The hazard insurance policy states: "Your Homeowners policy does not provide coverage for damage caused by flood, even if the flood is caused by a storm surge." There is no evidence of flood insurance contained in the file."
SA3L0N2SCZW	9131	UNSN 2023-2	Colorado	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	3: Curable		* Missing Hazard Insurance (Lvl 3) "The web page provided as evidence of hazard insurance does not provide the policy effective dates."
I3V5NZHCCQX	9408	UNSN 2023-2	Florida	xxxxx	xx/xx/xxxx	Primary [1]	Other	3: Curable	* Loan Does Not Meet Originator Guidelines (Lvl 3) "1.) The loan application is missing the Co-Applicants signature.
										2.) The Offer Package is missing. (Offer Letter, Conditions of Offer Letter, and Total Unison Cost Estimate.)"
WCM0EWRUGQG	9444	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Other	3: Curable	* Completed "Subject To" w/o Compltn Cert in File (Lvl 3) "Appraisal had noted broken window in home and needed replaced. No cert provided.
QC 8/16/23:
The Appraisal dated 9/3/2019 is made subject to “repair of broken window due to safety hazard”.  A completion certification or alternative documentation confirming an  “as is” value of $xxx,xxx, was not provided in the review file. The Appraiser did not provide a cost to cure estimate."
* Property Issues indicated (Lvl 3)     "Appraisal noted broken window.

										QC 8/16/23: Missing evidence of completed repairs and /or certification of an "as is" value of $xxx,xxx. The Appraisal dated 9/3/2019 is made subject to “repair of broken window due to safety hazard”. Note a DMA was not required at closing, but the HI dated 9/13/2019, also identifies the following R/R issue: One of the windows in this room [living/dining] is broken. Recommend replacement by a licensed window contractor."
AOPGMXVZLJN	9828	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	3: Curable		* Loan Does Not Meet Originator Guidelines (Lvl 3) "The Offer Package is missing from the review folder, specifically, the executed Offer Letter, Conditions of Offer, and the Important Notice and Cost Estimate."
VMI0SYGBLJR	9883	UNSN 2023-2	California	xxxxx	xx/xx/xxxx	Primary [1]	Debt Consolidation	3: Curable		* Missing Verification of Assets (Lvl 3) "Missing asset documents."